Note 7 - Notes Payable (Details) (USD $)	12 Months Ended		0 Months Ended						1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Nov. 16, 2012	Jul. 07, 2011	Apr. 17, 2012	Jul. 23, 2012	Apr. 16, 2014	Oct. 31, 2014	Sep. 20, 2012	Oct. 17, 2012
Note 7 - Notes Payable (Details) [Line Items]
Property, Plant and Equipment, Gross	$ 9,538,198	$ 3,911,394
Debt Instrument, Periodic Payment, Interest	10,460	23,180
Laboratory Equipment [Member]
Note 7 - Notes Payable (Details) [Line Items]
Property, Plant and Equipment, Gross	594,451	65,934					109,493
Mining Equipment [Member]
Note 7 - Notes Payable (Details) [Line Items]
Property, Plant and Equipment, Gross	1,684,197	1,569,635						65,120
Payable First Three Months [Member] | Note Payable Mining Equipment 6 [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Periodic Payment			3,518
Payable for Twelve Months After First Three Months [Member] | Note Payable Mining Equipment 6 [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Periodic Payment			5,000
Payable First Five Months [Member] | Note Payable Mining Equipment 7 [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Periodic Payment			1,632
Payable For Twelve Months After First Five Months [Member] | Note Payable Mining Equipment 7 [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Periodic Payment			2,250
Note Payable Mining Equipment [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount				198,838
Implicit Interest Rate				9.34%
Debt Instrument, Periodic Payment	5,556	5,556		5,556
Debt Instrument, Term				36 months
Note Payable Mining Equipment 2 [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount					40,565
Debt Instrument, Periodic Payment	950	950			950
Debt Instrument, Term					48 months
Debt Instrument, Interest Rate, Effective Percentage					11.279%
Note Payable Mining Equipment 3 [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount						169,500
Debt Instrument, Periodic Payment	6,060	6,060				6,060
Debt Instrument, Term						30 months
Debt Instrument, Interest Rate, Stated Percentage						5.50%
Note Payable for Laboratory Equipment [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount							91,229
Debt Instrument, Periodic Payment							9,122
Debt Instrument, Term							10 months
Note Payable, Mining Equipment, Purchased in October 2014 [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount								57,900
Debt Instrument, Periodic Payment								1,339
Debt Instrument, Term								48 months
Debt Instrument, Interest Rate, Stated Percentage								5.20%
Note Payable Mining Site Vehicle [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount									37,701
Debt Instrument, Periodic Payment	628	628							628
Debt Instrument, Term									60 months
Note Payable Mining Equipment 6 [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount			67,960
Debt Instrument, Periodic Payment	5,000	5,000
Debt Instrument, Interest Rate, Effective Percentage			5.50%
Note Payable Mining Equipment 7 [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount			33,748
Debt Instrument, Periodic Payment	2,250	2,250
Debt Instrument, Interest Rate, Effective Percentage			5.50%
Note Payable Insurance Company [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								3.15%
Note Payable Insurance Company 2 [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Periodic Payment	6,094	6,094
Debt Instrument, Interest Rate, Stated Percentage								3.15%
Note Payable Insurance Company 3 [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Periodic Payment	4,447	4,447
Debt Instrument, Interest Rate, Stated Percentage										3.15%
Note Payable Insurance Company 4 [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Periodic Payment	$ 4,447	$ 4,447
Debt Instrument, Interest Rate, Stated Percentage										4.732%